UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04656

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Ellsworth Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. - Schedule of Investments (unaudited) June 30, 2011

	Principal Amount	Value

CONVERTIBLE BONDS AND NOTES - 64.1%

Aerospace and Defense - 1.4%
Alliant Techsystems, Inc., 2.75%, Due 9/15/11, (BB)	$1,000,000	$1,008,750
Kaman Corp., 3.25%, Due 11/15/17, (A)(1)	500,000	618,750
		1,627,500
Automotive - 1.6%
A123 Systems, Inc., 3.75%, Due 4/15/16, (BB)	1,000,000	906,250
Titan International, Inc., 5.625%, Due 1/15/17, (B)	375,000	961,875
		1,868,125
Computer Hardware - 3.6%
EMC Corp., 1.75%, Due 12/1/13, (A)	1,900,000	3,339,250
NetApp, Inc., 1.75%, Due 6/1/13, (AA)	500,000	854,375
		4,193,625
Computer Software - 5.9%
Digital River, Inc., 2.00%, Due 11/1/30, (A)(1)	1,100,000	1,105,500
Microsoft Corp., Due 6/15/13, (AAA)(2)	500,000	513,750
Nuance Communications, Inc., 2.75%, Due 8/15/27, (BB)	2,000,000	2,630,000
RightNow Technologies, Inc., 2.50%, Due 11/15/30, (BBB)(1)	250,000	309,688
Rovi Corp., 2.625%, Due 2/15/40, (A)	1,000,000	1,360,000
THQ, Inc., 5.00%, Due 8/15/14, (BB)	500,000	459,375
WebMD Health Corp., 2.50%, Due 1/31/18, (A)(1)	500,000	485,625
		6,863,938
Construction Material - 0.9%
CEMEX, S.A.B. de C.V., 4.875%, Due 3/15/15, (NR)	1,000,000	996,250

Consumer Goods - 0.5%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)(1)	250,000	264,062
Regis Corp., 5.00%, Due 7/15/14, (BB)	250,000	304,375
		568,437
Data Processing - 0.4%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A)	500,000	508,750

Ellsworth Fund Ltd. - Schedule of Investments (unaudited) June 30, 2011

	Principal Amount	Value

CONVERTIBLE BONDS AND NOTES - continued

Energy - 5.8%
Goodrich Petroleum Corp., 5.00%, Due 10/1/29, (CCC)	$1,000,000	$ 981,250
JinkoSolar Holding Co. Ltd., 4.00%, Due 5/15/16, (NR)	1,000,000	921,250
Oil States International, Inc., 2.375%, Due 7/1/25, (BB)	400,000	1,006,500
Renesola Ltd., 4.125%, Due 3/15/18, (NR)(1)	500,000	342,500
SunPower Corp., 4.75%, Due 4/15/14, (NR)(1)	500,000	532,500
SunPower Corp., 4.50%, Due 3/15/15, (NR)(1)	1,250,000	1,390,625
Transocean, Inc., 1.50%, Due 12/15/37, (BBB)	500,000	492,500
Trina Solar Ltd., 4.00%, Due 7/15/13, (NR)	750,000	1,081,875
		6,749,000
Financial Services - 5.9%
Annaly Capital Management, Inc., 4.00%, Due 2/15/15, (NR)	1,250,000	1,479,688
Ares Capital Corp., 5.75%, Due 2/1/16, (BBB)(1)	250,000	263,750
Euronet Worldwide, Inc., 3.50%, Due 10/15/25, (B)(3)	1,000,000	1,008,750
Knight Capital Group, Inc., 3.50%, Due 3/15/15, (NR)	750,000	699,844
National Financial Partners, 4.00%, Due 6/15/17, (NR)	750,000	846,562
Old Republic International Corp., 8.00%, Due 5/15/12, (BBB)	1,250,000	1,407,812
Tower Group, Inc., 5.00%, Due 9/15/14, (NR)(1)	1,000,000	1,102,500
		6,808,906

Foods - 0.5%
Chiquita Brands International, 4.25%, Due 8/15/16, (B)	581,000	567,928

Healthcare - 6.2%
Chemed Corp., 1.875%, Due 5/15/14, (AA)	890,000	921,150
China Medical Technologies, Inc., 4.00%, Due 8/15/13, (NR)	1,100,000	803,000
Insulet Corp., 3.75%, Due 6/15/16, (A)	500,000	540,000
Integra Lifesciences Holdings Co., 2.375%, Due 6/1/12, (A)(1)	1,067,000	1,076,336
Integra Lifesciences Holdings Co., 1.625%, Due 12/15/16, (A)(1)	250,000	253,125
Kinetic Concepts, Inc., 3.25%, Due 4/15/15, (BB)	1,250,000	1,601,562
NuVasive, Inc., 2.75%, Due 7/1/17, (BBB)	250,000	252,850
Omnicare, Inc., 3.25%, Due 12/15/35, (B)(3)	254,000	244,158
Sonosite, Inc., 3.75%, Due 7/15/14, (A)	1,250,000	1,440,625
		7,132,806

Ellsworth Fund Ltd. - Schedule of Investments (unaudited) June 30, 2011

	Principal Amount	Value

CONVERTIBLE BONDS AND NOTES - continued

Metals and Mining – 3.2%
Jaguar Mining, Inc., 4.50%, Due 11/1/14, (BB)	$ 525,000	$ 467,906
James River Coal Co, 3.125%, Due 3/15/18, (CCC)(1)	125,000	125,000
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (A)	1,000,000	1,296,300
Northgate Minerals Corp., 3.50%, Due 10/1/16, (A)	600,000	597,000
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	475,000	612,750
United States Steel Corp., 4.00%, Due 5/15/14, (BB)	375,000	597,656
		3,696,612
Pharmaceuticals – 8.8%
Akorn, Inc., 3.50%, Due 6/1/16, (AA)(1)	250,000	269,375
Amgen, Inc., 0.375%, Due 2/1/13, (A)	1,000,000	1,008,750
Amylin Pharmaceuticals, Inc., 3.00%, Due 6/15/14, (BB)	500,000	455,000
Cephalon, Inc., 2.50%, Due 5/1/14, (NR)	500,000	615,000
Cubist Pharmaceuticals, Inc., 2.25%, Due 6/15/13, (AA)	750,000	961,875
Endo Pharmaceuticals Holdings, 1.75%, Due 4/15/15, (BB)	750,000	1,095,938
Gilead Sciences, Inc., 1.00%, Due 5/1/14, (A)(1)	750,000	838,125
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)(1)	750,000	872,812
Millipore Corp. (Merck KGA), 3.75%, Due 6/1/26, (BBB)(3,5)	750,000	907,350
Mylan, Inc., 1.25%, Due 3/15/12, (BB)	1,500,000	1,676,250
Onyx Pharmaceuticals, Inc., 4.00%, Due 8/15/16, (BBB)	750,000	900,000
Salix Pharmaceuticals, Inc., 2.75%, Due 5/15/15, (BBB)	500,000	577,500
		10,177,975
Real Estate – 1.6%
Corporate Office Properties LP, 4.25%, Due 4/15/30, (NR)	500,000	494,375
Lexington Realty Trust, 6.00%, Due 1/15/30, (NR)	1,000,000	1,381,250
		1,875,625
Semiconductors – 5.4%
Intel Corp., 2.95%, Due 12/15/35, (A)(3)	1,500,000	1,558,125
Intel Corp., 3.25%, Due 8/1/39, (A)	1,000,000	1,225,000
Mentor Graphics Corp., 4.00%, Due 4/1/31, (BBB)(1)	250,000	250,625
Micron Technology, Inc., 1.875%, Due 6/1/14, (B)	1,000,000	980,000
Novellus Systems, Inc., 2.625%, Due 5/15/41, (AA)	250,000	266,250
Photronics, Inc., 3.25%, Due 4/1/16, (A)(1)	250,000	279,062
Sandisk Corp., 1.50%, Due 8/15/17, (BB)	1,000,000	1,062,500
Xilinx, Inc., 2.625%, Due 6/15/17, (BBB)(1)	500,000	668,750
		6,290,312

Ellsworth Fund Ltd. - Schedule of Investments (unaudited) June 30, 2011

	Principal Amount	Value

CONVERTIBLE BONDS AND NOTES - continued

Telecommunications - 8.3%
Alaska Communications Systems, 6.25%, Due 5/1/18, (BBB)	$ 250,000	$ 249,375
Anixter International, Inc., 1.00%, Due 2/15/13, (B)	1,000,000	1,191,250
Comtech Telecommunications Co., 3.00%, Due 5/1/29, (A)	500,000	527,500
Equinix, Inc., 3.00%, Due 10/15/14, (B)	1,500,000	1,681,875
Equinix, Inc., 4.75%, Due 6/15/16, (B)	500,000	708,750
Finisar Corp., 5.00%, Due 10/15/29, (NR)	75,000	138,562
General Cable Corp., 4.50%, Due 11/15/29, (B)	500,000	690,625
Interdigital, Inc., 2.50%, Due 3/15/16, (AA)(1)	625,000	657,031
NII Holdings, Inc., 3.125%, Due 6/15/12, (B)	1,000,000	1,006,250
SBA Communications Corp., 4.00%, Due 10/1/14, (BBB)	500,000	703,750
SBA Communications Corp., 1.875%, Due 5/1/13, (BBB)	1,000,000	1,103,750
TeleCommunication Systems, Inc., 4.50%, Due 11/1/14, (BBB)(1)	1,000,000	960,000
		9,618,718
Transportation - 2.0%
Dryships, Inc., 5.00%, Due 12/1/14, (NR)	750,000	678,750
The Greenbrier Companies, Inc., 3.50%, Due 4/1/18, (CCC)(1)	375,000	341,250
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BB)	500,000	513,750
Ultrapetrol (Bahamas) Limited, 7.25%, Due 1/15/17, (NR)(1)	750,000	742,500
		2,276,250
Travel & Leisure - 1.9%
Home Inns & Motels Management, 2.00%, Due 12/15/15, (NR)(1)	500,000	492,500
MGM Resorts International, 4.25%, Due 4/15/15, (CCC)	750,000	813,750
Morgans Hotel Group Co., 2.375%, Due 10/15/14, (NR)	1,000,000	871,250
		2,177,500

TOTAL CONVERTIBLE BONDS AND NOTES		73,998,257

CORPORATE BONDS - 0.4%

Financial Services - 0.4%
Lehman Brothers Holdings, Inc., 1.00%, Due 3/23/09, (NR)(4)	1,500,000	247,500
Lehman Brothers Holdings, Inc., 6.00%, Due 10/12/10, (NR)(4)	50,000	206,000
		453,500

Ellsworth Fund Ltd. - Schedule of Investments (unaudited) June 30, 2011

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 13.0%

Banking/Savings and Loan - 5.7%
Bank of America Corporation, 7.25%, (BB)	1,600	$ 1,601,920
Fifth Third Bancorp, 8.50%, (BB)	12,000	1,697,280
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,158,000
Wells Fargo & Co., 7.50%, (A)	2,000	2,120,000
		6,577,200
Energy - 2.1%
ATP Oil & Gas Corp., 8.00%, (NR)	10,000	910,000
Chesapeake Energy Corp., 5.00%, (B)	15,000	1,481,250
Whiting Petroleum Corp., 6.25%, (B)	131	35,080
		2,426,330
Financial Services - 0.7%
Hartford Financial Services Group, Inc., 7.25%, (BB)	30,000	781,800

Foods - 0.7%
Bunge Ltd., 4.875%, (BB)	7,500	752,625

Real Estate - 0.5%
Health Care REIT, Inc., 6.50%, (BB)	10,000	530,000

Retail - 0.7%
Amerivon Holdings LLC, (NR)(1,5,6)	572,925	763,585

Telecommunications - 0.8%
Crown Castle International Corp., 6.25%, (B)	16,000	936,000

Tools - 1.1%
Stanley Black & Decker, Inc., 4.75%, (BBB)	10,000	1,216,700

Utilities - 0.9%
PPL Corp., 9.50%, (NR)	18,500	1,034,150

TOTAL CONVERTIBLE PREFERRED STOCKS		15,018,390

Ellsworth Fund Ltd. - Schedule of Investments (unaudited) June 30, 2011

	Shares	Value

MANDATORY CONVERTIBLE SECURITIES - 13.1% (7)

Automotive - 1.3%
General Motors Co., 4.75%, Due 12/1/13, (NR)	30,000	$ 1,462,200

Data Processing - 0.3%
Unisys Corp., 6.25%, Due 3/1/14, (B)	5,000	387,200

Energy - 3.9%
Apache Corp., 6.00%, Due 8/1/13, (A)	25,000	1,648,000
Great Plains Energy, Inc., 12.00%, Due 6/15/12, (BBB)(3)	25,000	1,631,000
UBS AG Exchangeable Note (SOLR), 6.75%, Due 9/15/13, (AA)	25,000	1,210,750
		4,489,750
Financial Services - 2.3%
Citigroup, Inc., 7.50%, Due 12/15/12, (A)	14,000	1,682,100
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	12,500	1,030,375
		2,712,475
Foods - 0.9%
2009 Dole Food ACES Trust, 7.00%, Due 11/1/12, (NR)	80,000	1,030,000

Home Building - 0.2%
Beazer Homes USA, Inc., 7.25%, Due 8/15/13, (CCC)	17,500	286,650

Metals and Mining - 2.5%
AngloGold Ashanti Ltd., 6.00%, Due 9/15/13, (NR)	5,900	294,351
UBS AG Exchangeable Note (SWC), 9.375%, Due 6/15/12, (AA)	12,000	325,200
Vale Capital II (Vale S.A.), 6.75%, Due 6/15/12, (NR)	25,700	2,296,728
		2,916,279
Transportation - 0.7%
2010 Swift Mandatory Common Exchange Security Trust, 6.00%,
Due 12/31/13, (NR)(1)	60,000	786,600

Utilities - 0.9%
Nextera Energy, Inc., 7.00%, Due 9/1/13, (NR)	20,000	1,031,400

TOTAL MANDATORY CONVERTIBLE SECURITIES (7)		15,102,554

Ellsworth Fund Ltd. - Schedule of Investments (unaudited) June 30, 2011

	Shares	Value

COMMON STOCKS - 6.7%

Energy - 0.7%
Conocophillips	11,282	$ 848,294

Media and Entertainment - 0.5%
Walt Disney Co.	15,000	585,600

Pharmaceuticals - 1.7%
Abbott Labs	10,000	526,200
Bristol Myers Squibb Co.	20,000	579,200
Merck & Co., Inc.	23,651	834,644
		1,940,044
Telecommunications - 3.8%
AT&T, Inc.	70,000	2,198,700
Verizon Communications, Inc.	60,000	2,233,800
		4,432,500

TOTAL COMMON STOCKS		7,806,438

Convertible Bonds and Notes - 64.1%		$ 73,998,257
Corporate Bonds - 0.4%		453,500
Convertible Preferred Stocks - 13.0%		15,018,390
Mandatory Convertible Securities - 13.1%		15,102,554
Common Stocks - 6.7%		7,806,438
Total Investments - 97.3%		112,379,139

Other Assets, Net of Liabilites - 2.7%		3,076,831
Total Net Assets - 100.0%		$115,455,970

Ellsworth Fund Ltd. - Schedule of Investments - continued

June 30, 2011

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (i.e., the security was purchased in a Rule 144A or a Regulation D transaction).  The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at June 30, 2011 was $15,792,178 which represented 13.7% of the Fund's net assets.

(2) Non-income producing security.

(3) Contingent payment debt instrument which accrues contingent interest.

(4) Security is in default.

(5) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees.  It is possible that the estimated value may differ from the amount that might ultimately be realized in the near term, and the difference could be material.  The fair value of these securities amounted to $1,668,208 at June 30, 2011, which represented 1.4% of the Fund's net assets.

(6) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2011, the Fund was invested in the following restricted security:

Amerivon Holdings LLC 4.00% preferred

(7) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

PORTFOLIO RATINGS:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

NR is used whenever a rating is unavailable.

SUMMARY OF PORTFOLIO RATINGS*
AAA	1%
AA	5%
A	24%
BBB	14%
BB	19%
B	11%
CCC & below	2%
Not Rated	24%

* Excludes equity securities and cash. See accompanying notes

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - unaudited

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quotation provided by the independent pricing service, or, if an evaluated quotation is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quotation by obtaining dealer quotations, analyzing the listed markets, reviewing trade execution data, evaluating the price of the underlying common stock and employing sensitivity analysis. Evaluated quotations may also reflect appropriate factors such as individual characteristics of the issue, broker/dealer quotations, and additional inputs such as benchmark yields, reported trades, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in  the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The following is a summary of the inputs used to value the investments of the Fund as of June 30, 2011:

	Level 1		Level 2	Level 3

Investments in Securities:
Convertible Bonds and Notes	$	---	$73,090,907	$907,350
Convertible Preferred Stocks		---	14,257,532	760,858
Mandatory Convertible Securities		---	15,102,554	---
Corporate Bonds and Notes		---	453,500	---
Common Stock		7,806,438	---	---
Total Investments		$7,806,438	$102,904,493	$1,668,208

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - continued

Security Valuation continued – The following is a reconciliation of assets for which level 3 inputs were used in determining value:

	Convertible Bonds and Notes	Corporate Bonds and Notes	Convertible Preferred Stocks	Total

Beginning balance	$919,125	$ ---	$756,793	$1,675,918

Change in unrealized appreciation (depreciation)	(11,775)	---	---	(11,775)

Net transfers in/out of level 3	---	---	4,065	4,065

Ending balance	$907,350	$ ---	$760,858	$1,668,208

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

Securities Transactions and Related Investment Income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based on identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the  accrual basis, including accretion of discounts and amortization of non-equity premium.  For certain securities, known as “contingent payment debt instruments,” Federal tax  regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received.  Contingent interest income amounted to approximately two cents per share for the nine months ended June 30, 2011.  In addition, Federal tax regulations require the Fund to reclassify realized gains on contingent payment debt instruments to interest income.  At June 30, 2011, there were unrealized losses of approximately two cents per share on contingent payment debt instruments.

Federal Income Tax Cost- At June 30, 2011, the cost basis of investments for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were$105,241,608, $12,723,995, $(5,586,462) and $7,137,531, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 26, 2011 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By:	/s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date:	August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas H. Dinsmore
Thomas H. Dinsmore
Chairman of the Board and
Chief Executive Officer
(Principal Executive Officer)

Date:	August 26, 2011

By:	/s/Gary I. Levine
Gary I. Levine
Chief Financial Officer
(Principal Financial Officer)

Date:	August 26, 2011